Hedging derivatives - Fair value hedges (Details) - Fair value hedges € in Millions, £ in Millions, $ in Millions, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 MXV ( )	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 MXV ( )	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)
Hedging derivatives
Gains/(losses) on financial assets and liabilities (net) - derivative financial instrument for fair value hedging	$ 8,746	$ (6,884)	$ (667)
Gains/(losses) on financial assets and liabilities (net) - hedged items for fair value hedging	$ (9,278)	$ 6,427	$ 731
Interest rate risk | Loans and receivables | Mexican peso
Hedging derivatives
Nominal Value					$ 1,867					$ 2,333
Interest rate risk | Promissory notes | Mexican peso
Hedging derivatives
Nominal Value										1,000
Interest rate risk | Mexican Government Bonds | Mexican peso
Hedging derivatives
Nominal Value					47,047
Interest rate and foreign exchange risk | Loans and receivables | US dollar
Hedging derivatives
Nominal Value				$ 1	4				$ 1	16
Interest rate and foreign exchange risk | Loans and receivables | Euro
Hedging derivatives
Nominal Value										265		€ 13
Interest rate and foreign exchange risk | Mexican Government Bonds | Mexican peso
Hedging derivatives
Nominal Value										47,047
Interest rate and foreign exchange risk | UMS | US dollar
Hedging derivatives
Nominal Value				$ 398	7,824				$ 398	7,824
Interest rate and foreign exchange risk | UMS | Euro
Hedging derivatives
Nominal Value					17,744		€ 819			23,431		€ 1,089
Interest rate and foreign exchange risk | UMS | Pound sterling
Hedging derivatives
Nominal Value					1,492			£ 58		1,492			£ 58
Interest rate and inflation risk | UDIBONDS | UDI
Hedging derivatives
Nominal Value					$ 1,895	405				$ 1,895	405